Segment information - Segment assets - Tabular disclosure (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Goodwill	€ 23,963	€ 23,113
Other intangible assets	15,108	14,946
Property, plant and equipment	32,527	31,640
Right-of-use assets	8,149	7,936
Interests in associates and joint ventures	1,501	1,486	€ 1,440
Non-current assets included in the calculation of net financial debt	1,087	1,390
Other non-current assets	183	216
Other	2,300	2,337
Total non-current assets	84,636	82,847
Inventories	1,090	1,048
Trade receivables	6,184	6,305	€ 6,029
Other customer contract assets	1,634	1,570
Prepaid expenses	1,097	851
Current assets included in the calculation of net financial debt	9,299	10,451
Other	7,060	6,579
Total current assets	26,364	26,803
Total assets	111,000	109,650
Telecom activities and Mobile Financial Services [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Other	(27)	(27)
Total non-current assets	(27)	(27)
Trade receivables	(41)	(62)
Other	(31)	(18)
Total current assets	(73)	(81)
Total assets	(100)	(108)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	23,963	23,113
Other intangible assets	15,044	14,892
Property, plant and equipment	32,517	31,630
Right-of-use assets	8,128	7,912
Interests in associates and joint ventures	1,501	1,486
Non-current assets included in the calculation of net financial debt	1,087	1,390
Other	1,674	1,583
Total non-current assets	83,915	82,005
Inventories	1,090	1,048
Trade receivables	6,170	6,237
Other customer contract assets	1,634	1,570
Prepaid expenses	1,069	830
Current assets included in the calculation of net financial debt	9,299	10,451
Other	3,657	3,666
Total current assets	22,919	23,801
Total assets	106,834	105,807
Telecom activities, operating segment [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Non-current assets included in the calculation of net financial debt	1,087	1,390
Other	1,535	1,430
Total non-current assets	2,623	2,820
Trade receivables	(1,320)	(1,200)
Prepaid expenses	(33)	(28)
Current assets included in the calculation of net financial debt	9,299	10,451
Other	(128)	150
Total current assets	7,818	9,373
Total assets	10,441	12,192
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	13,176	13,176
Other intangible assets	4,227	4,331
Property, plant and equipment	16,923	16,906
Right-of-use assets	2,152	1,946
Interests in associates and joint ventures	1,060	1,070
Other	8	9
Total non-current assets	37,546	37,438
Inventories	402	429
Trade receivables	1,831	2,055
Other customer contract assets	343	371
Prepaid expenses	75	41
Other	854	789
Total current assets	3,507	3,685
Total assets	41,053	41,123
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	5,480	4,586
Other intangible assets	4,663	4,280
Property, plant and equipment	8,752	7,879
Right-of-use assets	2,200	2,058
Interests in associates and joint ventures	340	313
Other	42	55
Total non-current assets	21,477	19,171
Inventories	325	260
Trade receivables	1,886	1,776
Other customer contract assets	617	600
Prepaid expenses	489	434
Other	229	292
Total current assets	3,547	3,361
Total assets	25,024	22,532
Europe (excluding France), operating segment [member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Trade receivables		(1)
Total current assets		(1)
Total assets		(1)
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,734	2,734
Other intangible assets	1,938	1,994
Property, plant and equipment	3,561	3,640
Right-of-use assets	1,165	1,035
Other	13	12
Total non-current assets	9,411	9,415
Inventories	73	73
Trade receivables	588	601
Other customer contract assets	188	174
Prepaid expenses	396	373
Other	52	77
Total current assets	1,297	1,298
Total assets	10,708	10,714
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,746	1,852
Other intangible assets	2,725	2,287
Property, plant and equipment	5,191	4,239
Right-of-use assets	1,035	1,023
Interests in associates and joint ventures	340	313
Other	29	43
Total non-current assets	12,066	9,755
Inventories	253	187
Trade receivables	1,298	1,176
Other customer contract assets	429	425
Prepaid expenses	92	61
Other	177	215
Total current assets	2,249	2,064
Total assets	14,316	11,819
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,411	1,420
Other intangible assets	1,820	1,956
Property, plant and equipment	4,392	4,315
Right-of-use assets	767	819
Interests in associates and joint ventures	87	89
Other	28	27
Total non-current assets	8,505	8,626
Inventories	155	127
Trade receivables	1,036	954
Other customer contract assets	10	11
Prepaid expenses	294	178
Other	1,851	1,720
Total current assets	3,347	2,991
Total assets	11,852	11,616
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	2,255	2,289
Other intangible assets	581	577
Property, plant and equipment	395	417
Right-of-use assets	420	438
Interests in associates and joint ventures	3	3
Other	36	36
Total non-current assets	3,690	3,761
Inventories	117	91
Trade receivables	1,323	1,339
Other customer contract assets	664	588
Prepaid expenses	105	125
Other	256	278
Total current assets	2,465	2,421
Total assets	6,155	6,182
Totem | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	1,624	1,624
Other intangible assets	7	6
Property, plant and equipment	946	943
Right-of-use assets	675	649
Other	4	4
Total non-current assets	3,257	3,226
Trade receivables	238	272
Prepaid expenses	22	19
Other	13	13
Total current assets	273	304
Total assets	3,530	3,530
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Goodwill	18	18
Other intangible assets	3,746	3,741
Property, plant and equipment	1,109	1,169
Right-of-use assets	1,913	2,002
Interests in associates and joint ventures	11	12
Other	20	21
Total non-current assets	6,818	6,964
Inventories	90	141
Trade receivables	1,175	1,042
Prepaid expenses	116	61
Other	580	424
Total current assets	1,963	1,668
Total assets	8,780	8,631
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Other intangible assets	64	54
Property, plant and equipment	9	10
Right-of-use assets	22	23
Other	654	781
Total non-current assets	749	869
Inventories	0	0
Trade receivables	55	130
Prepaid expenses	29	22
Other	3,434	2,931
Total current assets	3,518	3,083
Total assets	€ 4,267	€ 3,951